Investment Objectives and Goals - iShares U.S. Industry Rotation Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES U.S. INDUSTRY ROTATION ACTIVE ETF Ticker: INRO Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Industry Rotation Active ETF (the “Fund”) seeks long-term capital appreciation.